CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT
Cash	$ 62,355	$ 4,520
Grants receivable and other current assets	3,096	829
Restricted cash		158
Sales taxes receivable	2,002	736
Tax credits receivable	3,958	3,958
Prepaid expenses	2,768	215
Total current assets	74,179	10,416
NON-CURRENT
Tax credits receivable	5,509	3,802
Property, plant and equipment assets	42,103	4,207
Intangible assets	481	920
Right-of-use assets	2,254	1,067
Restricted cash and deposits	1,823	744
Total non-current assets	52,170	10,740
Total assets	126,349	21,156
CURRENT
Accounts payables and accrued liabilities	15,193	6,988
Deferred grants		1,511
Current portion of lease liabilities	329	295
Borrowings	208	1,793
Total current liabilities	15,730	10,587
NON-CURRENT
Asset retirement obligation	1,009	621
Borrowings	1,921
Lease liabilities	1,994	781
Convertible bond		14,505
Total non-current liabilities	4,924	15,907
Total liabilities	20,654	26,494
EQUITY (DEFICIENCY)
Share capital	206,483	60,537
Contributed surplus	16,102	10,761
Equity component of convertible bond		364
Deficit	(116,890)	(77,000)
Total equity (deficiency)	105,695	(5,338)
Total liabilities and equity (deficiency)	$ 126,349	$ 21,156